5. DEPOSITS	12 Months Ended
Sep. 30, 2021
Notes
5. DEPOSITS

5.DEPOSITS

As of September 30, 2021, the Company has a US$10,000 ($12,741) performance bond with the State of Colorado Board of Land Commissioners for the Klondike property (September 30, 2020 - $Nil) and a $14,921 reclamation bond with the Ministry of Energy, Mines and Low Carbon Innovation for the KRL property (September 30, 2020 - $Nil).